Interest income and expense	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Interest income and expense
Note 14. Interest income and expense
The table below provides the consolidated interest income and expense by accounting category.

$ millions, for the three months ended		2024 Jan. 31		2023 Oct. 31		2023 Jan. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$11,056	$8,938	$10,895	$8,822	$9,048	$6,736
Debt securities measured at FVOCI (1)	867	n/a	853	n/a	599	n/a
Other (3)	811	547	709	438	613	319
Total	$12,734	$9,485	$12,457	$9,260	$10,260	$7,055
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.